OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2013
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

8. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31, 2012	At June 30, 2013
Payable for purchase of property, plant and equipment	$129,594	$123,617
Other payables	33,255	54,153
	$162, 849	$177,770